RELATED PARTIES' TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTIES' TRANSACTIONS AND BALANCES
NOTE 8 -         RELATED PARTIES’ TRANSACTIONS AND BALANCES

Transactions:

	Year ended December 31,
	2018	2017	2016

Income -
Sales to related-party company (*)	$1,251	$959	$54
Cost and expenses -
Supplies from related party (*)	$59	$6	$-

Balances:

	December 31,
	2018	2017

Trade receivables and other receivables (*)	$699	$930

  (*) includes mainly transactions with affiliated companies.